13. Loans (Sept 2020 Note) (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Economic Injury Disaster Loan

The security interest Borrower grants includes all accessions, attachments, accessories, parts, supplies and replacements for the Collateral, all products, proceeds and collections thereof and all records and data relating thereto.

June 30, 2020
SBA Loan	$405,860
Less: current portion	(150,006)
Long term portion	$255,854